Consolidated Statement of Cash Flows ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)		Dec. 31, 2015 ILS (₪)
Cash Flows From Operating Activities
Loss for the year	₪ (401,681)	$ (115,858)	₪ (312,068)	[1]	₪ (314,922)	[1]
Adjustments to profit (loss):
Tax expenses recognized in profit and loss	11,164	3,220	2,906		5,631
Finance expenses recognized in profit and loss, net	344,434	99,346	142,336		239,598
Income tax paid in cash	(1,856)	(535)	(803)		(509)
Depreciation, amortization and other (including impairment)	119,694	34,524	196,141		123,145
Realization of foreign currency translation reserve in connection with sale operations					(56,063)
Profit from realization of subsidiary (Appendix A)	(56,544)	(16,309)			(4,147)
Profit from realization of investments in associates and joint venture					(6,713)
Share in losses of associates, net	20,202	5,827	54,312		42,925
Profit from realization of assets and liabilities	(3,204)	(924)	(7,973)		(4,872)
Stock based compensation expenses	719	207	189		1,047
Other	(759)	(219)	(412)		(488)
Change in trade accounts receivables	10,000	2,884	(22,797)		3,415
Change in receivables and other debit balances	(21,657)	(6,247)	61		10,968
Change in Inventories	187	54	106		(118)
Change in trading property	385,127	111,084	18,708		181,680
Change in suppliers and service providers	(1,301)	(375)	20,929		(7,095)
Change in payables and other credit balances	29,287	8,447	(14,605)		(13,241)
Net cash provided by operating activities of continuing operations	433,812	125,126	77,030		193,367
Net cash used in discontinued operating activities					(2,014)
Net cash provided by operating activities	433,812	125,126	77,030		191,353
Cash flows from investing activities
Proceeds from realization of investments in subsidiaries (a)	442,708	127,693			192,026
Proceeds from realization of investments in associates and joint venture	1,983	572	83,792		76
Purchase of property plant and equipment, and other assets	(4,095)	(1,181)	(2,872)		(23,630)
Proceeds from realization of property plant and equipment	3,635	1,048	22,278		12,916
Proceed from realization of long-term deposits and long-term loans	1,085	313	7,128		10,197
Investment in long-term deposits and long-term loans	974	281	(10,851)
Interest received in cash			328		1,404
Change in short-term deposits and marketable securities, net and changes in restricted cash	12,916	3,725	(9,917)		5,070
Net cash provided by continued investing activities	459,206	132,451	89,886		198,059
Net cash provided by discontinued investing activities					37,737
Net cash provided by investing activities	459,206	132,451	89,886		235,796
Cash flows from financing activities
Interest paid in cash	(75,584)	(21,801)	(107,297)		(129,350)
Purchase of non-controlling interest			(701)		(62,059)
Proceeds from long-term borrowings	16,364	4,720	204,615
Repayment of long-term borrowings	(460,523)	(132,830)	(332,553)		(377,406)
Proceeds (payments) from hedging activities through sale of options and forwards			2,677		(1,610)
Repayment of short-term credit					(6,997)
Net cash used in continued financing activities	(519,743)	(149,911)	(233,259)		(577,422)
Net cash used in discontinued financing activities					(2,135)
Net cash used in financing activities	(519,743)	(149,911)	(233,259)		(579,557)
Increase (decrease) in cash and cash equivalents	373,275	107,665	(66,343)		(152,408)
Cash and cash equivalents at the beginning of the year	89,688	25,869	157,851		323,182
Cash and cash equivalents related to discontinued operations at the end of the year
Net effect on cash due to currency exchange rate changes	2,776	801	(1,820)		(12,923)
Cash and cash equivalents at the end of the year	465,739	134,335	89,688		157,851
Proceeds from realization of investments in subsidiaries:
Working capital (excluding cash), net	1,426	411			(15,591)
Long term deposits	9,302	2,683
Property, plant equipment and other assets	705,809	203,579			203,470
Bank loans	(231,631)	(66,810)
Deferred taxes	(92,309)	(26,625)
Non- controlling interests	(6,433)	(1,855)
Profit from realization of subsidiaries	56,544	16,309			4,147
Proceeds from realization of investments in subsidiaries, total	₪ 442,708	$ 127,692			₪ 192,026

[1]	Reclassified (discontinued operations). Refer to Note 19.